SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per common Share (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)		$ (867,127)	$ (4,848,547)	$ (1,738,750)	$ (20,000)	$ (6,587,297)	$ (7,454,424)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	[1]				6,375,000
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption					$ 0.00
Class A Common Stock Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Net earnings attributable to Common Stock subject to possible redemption		$ (606,366)					$ (5,385,890)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		24,300,287	24,300,287	24,300,287		24,300,287	24,300,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ (0.02)	$ (0.15)	$ (0.06)		$ (0.20)	$ (0.22)
Non-Redeemable Class A and Class B Common Stock
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)		$ (260,761)					$ (2,068,434)
Net earnings attributable to Common Stock subject to possible redemption		$ (260,761)					$ (2,068,434)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption		10,450,072					9,332,906
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption		$ (0.02)					$ (0.22)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All shares and Class B ordinary share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).